UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global High Income Fund

Portfolio of Investments

December 31, 2015 (unaudited)

Company		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 52.1%
Industrial - 43.3%
Basic - 2.7%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	556	$222,400
Aleris International, Inc.
7.625%, 2/15/18		382	324,700
7.875%, 11/01/20		664	505,968
ArcelorMittal
6.125%, 6/01/18-6/01/25		824	614,835
8.00%, 10/15/39		1,781	1,215,532
Ashland, Inc.
4.75%, 8/15/22		501	487,223
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		656	691,670
Cliffs Natural Resources, Inc.
5.95%, 1/15/18		187	49,555
8.25%, 3/31/20 (a)(b)		1,111	847,137
Commercial Metals Co.
6.50%, 7/15/17		1,927	1,996,854
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		2,100	2,007,495
Constellium NV
5.75%, 5/15/24 (a)		400	272,000
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
9.75%, 3/01/22 (a)(b)		256	234,240
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	790	819,899
INEOS Group Holdings SA
5.75%, 2/15/19 (a)		322	349,933
5.875%, 2/15/19 (a)(b)	U.S.$	1,643	1,593,710
Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		2,709	2,085,930
Lundin Mining Corp.
7.50%, 11/01/20 (a)		396	371,250
7.875%, 11/01/22 (a)		837	770,040
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(d)		2,857	285,700
Momentive Performance Materials, Inc.
3.88%, 10/24/21		1,772	1,222,680
8.875%, 10/15/20 (e)(f)(g)		1,772	0	^
Novacap International SAS
4.932%, 5/01/19 (a)(h)	EUR	329	359,328
Novelis, Inc.
8.375%, 12/15/17	U.S.$	380	369,550
8.75%, 12/15/20 (b)		1,663	1,525,802
Peabody Energy Corp.
6.00%, 11/15/18		3,891	719,835
PQ Corp.
8.75%, 11/01/18 (a)		1,792	1,738,240

Company		Principal Amount (000)	U.S. $ Value
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		2,064	2,125,920
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		238	274,295
SPCM SA
6.00%, 1/15/22 (a)		400	407,000
Steel Dynamics, Inc.
5.25%, 4/15/23		587	535,638
6.125%, 8/15/19		225	226,688
6.375%, 8/15/22		1,266	1,215,360
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (a)	EUR	400	439,047
Teck Resources Ltd.
2.50%, 2/01/18	U.S.$	40	30,400
5.20%, 3/01/42		307	128,940
5.40%, 2/01/43		394	165,480
6.25%, 7/15/41		238	104,720
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		1,919	364,610
9.75%, 12/01/17		876	753,360
Univar USA, Inc.
6.75%, 7/15/23 (a)		379	345,838
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (a)		386	389,860

			29,188,662

Capital Goods - 3.8%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		1,194	859,680
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		560	564,200
Apex Tool Group LLC
7.00%, 2/01/21 (a)		1,225	943,250
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(i)		405	398,820
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (a)	EUR	827	939,240
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)(b)	U.S.$	2,680	2,499,100
Ashtead Capital, Inc.
5.625%, 10/01/24 (a)		456	461,700
Berry Plastics Corp.
5.125%, 7/15/23		206	200,335
5.50%, 5/15/22		1,381	1,375,821
6.00%, 10/15/22 (a)		233	237,078
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		593	573,728
Bombardier, Inc.
5.75%, 3/15/22 (a)		1,250	871,875

Company		Principal Amount (000)	U.S. $ Value
6.00%, 10/15/22 (a)		457	320,357
6.125%, 1/15/23 (a)		302	208,380
7.50%, 3/15/25 (a)		418	292,600
7.75%, 3/15/20 (a)		1,266	1,022,295
Building Materials Corp. of America
6.00%, 10/15/25 (a)		977	1,006,310
EnerSys
5.00%, 4/30/23 (a)		716	712,420
EnPro Industries, Inc.
5.875%, 9/15/22		970	960,300
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		1,158	885,870
HD Supply, Inc.
7.50%, 7/15/20 (b)		1,814	1,886,560
11.50%, 7/15/20		400	443,000
KLX, Inc.
5.875%, 12/01/22 (a)		861	817,950
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	182	212,594
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	U.S.$	194	200,305
8.50%, 11/01/20		1,118	1,157,130
Masco Corp.
5.95%, 3/15/22		405	437,400
6.125%, 10/03/16		1,825	1,879,713
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		794	740,405
Moog, Inc.
5.25%, 12/01/22 (a)		396	399,960
Oshkosh Corp.
5.375%, 3/01/22		210	210,000
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23 (a)		1,072	1,088,080
Pactiv LLC
7.95%, 12/15/25		1,482	1,378,260
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		846	816,390
Rexam PLC
6.75%, 6/29/67 (a)	EUR	1,725	1,881,936
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.50%, 5/15/18	U.S.$	620	613,025
9.875%, 8/15/19		1,762	1,775,215
Sealed Air Corp.
4.875%, 12/01/22 (a)		213	213,533
5.50%, 9/15/25 (a)		810	826,200
6.875%, 7/15/33 (a)		1,295	1,324,137
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	682	772,663
Terex Corp.
6.00%, 5/15/21	U.S.$	639	587,880
Textron Financial Corp.
6.00%, 2/15/67 (a)		575	408,250
TransDigm, Inc.

Company		Principal Amount (000)	U.S. $ Value
6.00%, 7/15/22		1,400	1,368,500
6.50%, 7/15/24		462	459,459
United Rentals North America, Inc.
5.50%, 7/15/25		789	765,330
5.75%, 11/15/24		2,058	2,037,420

			40,034,654

Communications - Media - 5.9%
Altice Financing SA
6.625%, 2/15/23 (a)		2,422	2,391,725
Altice US Finance II Corp.
7.75%, 7/15/25 (a)		861	787,815
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	1,550	2,467,811
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (a)	U.S.$	128	127,360
5.75%, 1/15/24 (b)		545	559,988
5.875%, 5/01/27 (a)		766	762,170
6.50%, 4/30/21		195	202,800
CCOH Safari LLC
5.75%, 2/15/26 (a)		570	571,425
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		1,891	1,701,900
6.375%, 9/15/20 (a)		832	813,280
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		555	535,575
Series B
6.50%, 11/15/22		1,560	1,521,000
7.625%, 3/15/20		333	307,609
CSC Holdings LLC
5.25%, 6/01/24 (b)		2,467	2,164,792
DISH DBS Corp.
5.875%, 11/15/24		3,394	3,020,660
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,323	2,462,380
iHeartCommunications, Inc.
6.875%, 6/15/18		2,299	1,356,410
9.00%, 12/15/19		407	297,110
10.00%, 1/15/18		944	358,720
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (i)		595	162,096
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,330	1,044,050
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	968	1,136,342
Liberty Interactive LLC
3.75%, 2/15/30 (j)	U.S.$	885	491,033
McClatchy Co. (The)
9.00%, 12/15/22 (b)		958	852,620
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		1,845	1,803,487
Neptune Finco Corp.

Company		Principal Amount (000)	U.S. $ Value
6.625%, 10/15/25 (a)		789	818,587
10.125%, 1/15/23 (a)		565	589,719
10.875%, 10/15/25 (a)		565	591,838
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		1,099	1,123,727
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		883	871,962
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		648	662,580
5.875%, 3/15/25		557	565,355
Radio One, Inc.
7.375%, 4/15/22 (a)		1,400	1,246,000
9.25%, 2/15/20 (a)		1,761	1,391,190
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,268	1,331,400
Sinclair Television Group, Inc.
5.375%, 4/01/21		750	751,875
5.625%, 8/01/24 (a)		1,500	1,458,750
6.125%, 10/01/22		2,187	2,230,740
Sirius XM Radio, Inc.
6.00%, 7/15/24 (a)		2,095	2,189,275
TEGNA, Inc.
4.875%, 9/15/21 (a)		284	284,710
5.50%, 9/15/24 (a)		162	162,000
6.375%, 10/15/23		718	757,490
Time, Inc.
5.75%, 4/15/22 (a)		1,486	1,359,690
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		1,199	1,097,085
Unitymedia GmbH
6.125%, 1/15/25 (a)		1,090	1,077,083
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (a)		1,078	1,029,490
6.25%, 1/15/29 (a)	EUR	496	591,152
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)	U.S.$	1,649	1,573,863
6.75%, 9/15/22 (a)		1,561	1,617,586
8.50%, 5/15/21 (a)		700	715,750
UPCB Finance IV Ltd.
5.375%, 1/15/25 (a)		720	678,600
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)		432	459,000
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)		558	590,085
Virgin Media Finance PLC
4.875%, 2/15/22		642	581,813
5.25%, 2/15/22		900	832,500
5.75%, 1/15/25 (a)		645	620,813
6.00%, 10/15/24 (a)		1,177	1,174,057
6.375%, 4/15/23 (a)		350	355,250

Company		Principal Amount (000)	U.S. $ Value
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	423	609,556
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(i)	U.S.$	240	231,600
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		1,444	1,363,497
13.375%, 10/15/19		426	398,310
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		634	588,035

			62,472,171

Communications - Telecommunications - 3.7%
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	1,332	1,353,460
7.625%, 2/15/25 (a)	U.S.$	250	215,625
CenturyLink, Inc.
Series W
6.75%, 12/01/23		437	409,687
Cincinnati Bell, Inc.
8.375%, 10/15/20		223	228,017
Columbus International, Inc.
7.375%, 3/30/21 (a)		2,342	2,327,362
CommScope Technologies Finance LLC
6.00%, 6/15/25 (a)		518	498,575
CommScope, Inc.
5.50%, 6/15/24 (a)		1,311	1,245,450
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		1,345	1,272,706
8.25%, 10/15/23		2,912	2,460,640
Frontier Communications Corp.
6.25%, 9/15/21		373	316,117
7.125%, 1/15/23		11	9,488
7.625%, 4/15/24		2,853	2,396,520
7.875%, 1/15/27		834	683,880
9.00%, 8/15/31		450	378,000
10.50%, 9/15/22 (a)		4	3,985
11.00%, 9/15/25 (a)		326	322,740
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	2,601	2,982,950
Level 3 Financing, Inc.
5.375%, 1/15/24 (a)	U.S.$	478	480,390
6.125%, 1/15/21		596	616,860
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	264	292,640
5.625%, 5/15/24 (a)		386	424,205
6.00%, 5/15/22 (a)	U.S.$	1,610	1,561,700
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		454	438,110
Sprint Capital Corp.
6.875%, 11/15/28		7	4,883
8.75%, 3/15/32		375	281,250

Company		Principal Amount (000)	U.S. $ Value
Sprint Communications, Inc.
6.00%, 11/15/22		700	493,500
Sprint Corp.
7.125%, 6/15/24		520	375,050
7.625%, 2/15/25		1,537	1,122,010
7.875%, 9/15/23		1,320	991,320
T-Mobile USA, Inc.
6.00%, 3/01/23		743	752,287
6.375%, 3/01/25		655	661,550
6.50%, 1/15/26		744	751,061
6.542%, 4/28/20		183	190,778
6.625%, 11/15/20		311	323,281
6.731%, 4/28/22		128	133,440
6.836%, 4/28/23		774	801,090
Telecom Italia Capital SA
7.20%, 7/18/36		483	487,830
7.721%, 6/04/38		1,700	1,772,250
Telecom Italia SpA
5.303%, 5/30/24 (a)		1,002	989,475
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		1,084	1,036,575
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		1,029	1,018,710
7.375%, 4/23/21 (a)		2,941	2,779,245
Windstream Services LLC
6.375%, 8/01/23		982	707,040
7.75%, 10/01/21		1,715	1,349,491
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		917	866,565
6.375%, 5/15/25		832	773,760

			39,581,548

Consumer Cyclical - Automotive - 2.0%
Affinia Group, Inc.
7.75%, 5/01/21		1,672	1,701,762
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)		2,285	1,999,375
Dana Holding Corp.
6.00%, 9/15/23		833	835,083
6.75%, 2/15/21		326	334,965
Exide Technologies
Zero Coupon, 2/01/18 (g)(k)		2,574	0	^
Series AI
7.00%, 4/30/25 (g)(i)(j)(k)		3,840	2,918,201
11.00% (11.00% Cash or 7.00% PIK), 4/30/20 (e)(i)		4,614	3,783,556
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	125	96,685
6.00%, 7/15/22 (a)	U.S.$	2,839	2,044,080
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		400	422,000
8.75%, 8/15/20		343	407,313
Meritor, Inc.
6.25%, 2/15/24		446	381,330
6.75%, 6/15/21		925	851,000

Company		Principal Amount (000)	U.S. $ Value
Navistar International Corp.
8.25%, 11/01/21		1,592	1,058,680
Schaeffler Holding Finance BV
6.75%, 11/15/22 (a)(i)		1,019	1,095,425
6.875%, 8/15/18 (a)(i)	EUR	711	800,032
Titan International, Inc.
6.875%, 10/01/20 (b)	U.S.$	1,926	1,434,870
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		1,153	1,098,232

			21,262,589

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment, Inc.
5.75%, 6/15/25		1,115	1,120,575
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(i)		1,107	1,090,395
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		1,026	1,051,650
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24		582	587,820
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		546	535,080
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		740	765,900
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		271	282,179
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		1,624	1,599,080

			7,032,679

Consumer Cyclical - Other - 3.3%
Beazer Homes USA, Inc.
5.75%, 6/15/19 (b)		975	897,000
7.50%, 9/15/21		761	698,218
Boyd Gaming Corp.
9.00%, 7/01/20		1,970	2,088,200
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (c)		700	208,250
11.25%, 6/01/17 (c)		435	326,250
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		1,260	1,197,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		1,017	833,940
CalAtlantic Group, Inc.
6.625%, 5/01/20		1,800	1,962,000
8.375%, 5/15/18		500	558,000
10.75%, 9/15/16		528	554,400
Eldorado Resorts, Inc.
7.00%, 8/01/23 (a)		798	782,040

Company		Principal Amount (000)	U.S. $ Value
International Game Technology PLC
6.25%, 2/15/22 (a)		2,050	1,916,750
6.50%, 2/15/25 (a)		2,165	1,899,787
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		41	41,820
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		2,257	1,512,190
7.25%, 10/15/20 (a)		528	454,080
KB Home
4.75%, 5/15/19		1,121	1,087,370
7.00%, 12/15/21		200	197,250
7.50%, 9/15/22		494	491,530
9.10%, 9/15/17		700	755,125
Lennar Corp.
Series B
6.50%, 4/15/16		2,600	2,632,500
MDC Holdings, Inc.
5.50%, 1/15/24		150	151,500
6.00%, 1/15/43		1,020	805,800
Meritage Homes Corp.
6.00%, 6/01/25		1,895	1,890,262
7.00%, 4/01/22		149	156,078
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(b)(i)		1,379	1,033,920
PulteGroup, Inc.
7.875%, 6/15/32		1,400	1,585,500
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	368	420,420
Scientific Games International, Inc.
7.00%, 1/01/22 (a)	U.S.$	1,125	1,074,375
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		420	430,500
6.125%, 4/01/25 (a)		830	852,825
Studio City Finance Ltd.
8.50%, 12/01/20 (a)(b)		1,150	1,110,325
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)(b)		2,266	2,175,360
5.875%, 4/15/23 (a)		875	864,063
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)(b)		785	699,631
Wynn Macau Ltd.
5.25%, 10/15/21 (a)(b)		1,265	1,113,200

			35,457,459

Consumer Cyclical - Restaurants - 0.4%
1011778 BC ULC/New Red Finance, Inc.
4.625%, 1/15/22 (a)		1,110	1,112,775
6.00%, 4/01/22 (a)		1,991	2,050,730
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	198	304,716

Company		Principal Amount (000)	U.S. $ Value
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)		692	1,043,840

			4,512,061

Consumer Cyclical - Retailers - 2.5%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	1,663	1,521,645
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		2,171	2,152,546
Asbury Automotive Group, Inc.
6.00%, 12/15/24 (a)		285	294,263
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	762	1,076,917
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	1,651	1,653,064
Dollar Tree, Inc.
5.75%, 3/01/23 (a)		1,886	1,952,010
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	1,208	1,378,237
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	372	368,280
JC Penney Corp., Inc.
6.375%, 10/15/36		421	258,915
7.40%, 4/01/37		600	396,000
L Brands, Inc.
6.875%, 11/01/35 (a)		230	236,325
6.90%, 7/15/17		893	955,510
6.95%, 3/01/33		500	497,500
7.60%, 7/15/37		1,000	1,050,000
Levi Strauss & Co.
5.00%, 5/01/25		1,380	1,373,100
Murphy Oil USA, Inc.
6.00%, 8/15/23		716	751,800
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(i)		2,750	1,705,000
Party City Holdings, Inc.
6.125%, 8/15/23 (a)(b)		1,090	1,057,300
Rite Aid Corp.
6.125%, 4/01/23 (a)		2,535	2,623,725
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		1,779	1,841,265
Serta Simmons Bedding LLC
8.125%, 10/01/20 (a)		1,053	1,103,017
Sonic Automotive, Inc.
5.00%, 5/15/23		2,015	1,914,250
Wolverine World Wide, Inc.
6.125%, 10/15/20		501	521,040
			26,681,709
Consumer Non-Cyclical - 7.9%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		531	501,795

Company		Principal Amount (000)	U.S. $ Value
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (a)		1,985	1,766,650
Alere, Inc.
6.375%, 7/01/23 (a)		392	366,520
7.25%, 7/01/18		765	782,212
AMAG Pharmaceuticals, Inc.
7.875%, 9/01/23 (a)		1,192	1,048,960
Amsurg Corp.
5.625%, 7/15/22		2,043	2,022,570
Aramark Services, Inc.
5.125%, 1/15/24 (a)		274	279,138
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(b)(i)		1,917	1,629,450
9.25%, 2/15/19 (a)		1,140	1,148,550
Boparan Finance PLC
5.25%, 7/15/19 (a)(b)	GBP	588	810,486
5.50%, 7/15/21 (a)		775	1,011,117
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(i)	U.S.$	3,018	2,942,550
Care UK Health & Social Care PLC
5.579%, 7/15/19 (a)(h)	GBP	268	358,540
8.079%, 1/15/20 (a)(h)		400	525,552
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	959	1,080,494
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)		200	223,027
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (b)	U.S.$	1,251	1,186,886
7.125%, 7/15/20		781	778,071
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)		186	161,355
9.50%, 10/21/22 (a)(b)		890	876,650
ConvaTec Finance International SA
8.25% (8.25% Cash or 9.00% PIK), 1/15/19 (a)(i)		590	548,700
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		1,835	1,770,775
Elior Finance & Co. SCA
6.50%, 5/01/20 (a)	EUR	176	203,141
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	126	122,220
Endo Finance LLC/Endo Finco, Inc.
7.75%, 1/15/22 (a)		332	339,470
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)(b)		1,408	1,400,960
6.00%, 2/01/25 (a)		2,080	2,048,800
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		1,595	1,563,100
Ephios Bondco PLC
6.25%, 7/01/22 (a)	EUR	1,525	1,719,111

Company		Principal Amount (000)	U.S. $ Value
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)	U.S.$	3,247	2,954,770
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	133	203,715
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22	U.S.$	745	748,725
HCA, Inc.
4.25%, 10/15/19 (b)		1,475	1,504,500
5.375%, 2/01/25		209	206,388
5.875%, 2/15/26		226	226,848
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)	U.S.$	265	270,300
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	1,401	1,614,139
Horizon Pharma Financing, Inc.
6.625%, 5/01/23 (a)(b)	U.S.$	1,682	1,496,980
HRG Group, Inc.
7.875%, 7/15/19 (a)		929	977,772
7.875%, 7/15/19		1,155	1,206,975
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		2,294	2,110,480
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	355	521,509
Immucor, Inc.
11.125%, 8/15/19	U.S.$	1,350	1,228,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/01/23 (a)		933	909,675
Kindred Healthcare, Inc.
8.00%, 1/15/20		1,216	1,136,960
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,500	1,462,500
LifePoint Health, Inc.
5.875%, 12/01/23		1,448	1,469,720
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)(b)		2,087	1,920,040
5.625%, 10/15/23 (a)		270	256,500
5.75%, 8/01/22 (a)		1,181	1,133,760
MEDNAX, Inc.
5.25%, 12/01/23 (a)		422	424,110
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		653	654,632
Post Holdings, Inc.
7.375%, 2/15/22		1,722	1,795,185
7.75%, 3/15/24 (a)(b)		605	633,737
8.00%, 7/15/25 (a)(b)		1,343	1,423,580
PRA Holdings, Inc.
9.50%, 10/01/23 (a)		1,545	1,680,187
Priory Group No. 3 PLC
7.00%, 2/15/18 (a)	GBP	612	920,560
R&R Ice Cream PLC
8.25%, 5/15/20 (a)	AUD	720	540,404

Company		Principal Amount (000)	U.S. $ Value
R&R PIK PLC
9.25%, 5/15/18 (a)(i)	EUR	1,668	1,835,358
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	473	489,555
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		1,785	1,838,550
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		814	824,175
5.875%, 8/01/21 (a)		1,318	1,357,540
6.625%, 8/15/22		346	358,975
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)		288	295,200
6.125%, 12/15/24 (a)		437	454,480
6.375%, 11/15/20		338	359,125
6.625%, 11/15/22		560	590,800
Sterigenics-Nordion Holdings LLC
6.50%, 5/15/23 (a)		255	243,525
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		3,037	2,634,597
Surgical Care Affiliates, Inc.
6.00%, 4/01/23 (a)		480	466,800
Team Health, Inc.
7.25%, 12/15/23 (a)		571	590,985
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	1,330	1,492,786
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	95	99,988
6.875%, 11/15/31		3,384	2,741,040
8.125%, 4/01/22		752	750,120
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		230	202,400
5.875%, 5/15/23 (a)		396	354,420
6.125%, 4/15/25 (a)(b)		2,529	2,263,455
7.25%, 7/15/22 (a)		635	620,713
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	1,200	1,760,195

			83,474,783

Energy - 5.1%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	817	620,920
5.375%, 11/01/21		2,000	1,600,000
5.625%, 6/01/23 (a)		231	180,180
6.00%, 12/01/20		239	199,565
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		703	126,540
California Resources Corp.
6.00%, 11/15/24		475	144,875
8.00%, 12/15/22 (a)		1,271	668,864
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		246	214,942

Company		Principal Amount (000)	U.S. $ Value
Chaparral Energy, Inc.
7.625%, 11/15/22		2,278	523,940
CHC Helicopter SA
9.25%, 10/15/20		2,058	987,984
Chesapeake Energy Corp.
3.571%, 4/15/19 (h)		1,672	468,160
7.25%, 12/15/18		382	150,890
Cobalt International Energy, Inc.
2.625%, 12/01/19 (j)		796	446,257
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (a)		1,008	703,080
DCP Midstream Operating LP
3.875%, 3/15/23		1,619	1,222,075
4.95%, 4/01/22		245	200,510
5.60%, 4/01/44		1,848	1,122,331
Denbury Resources, Inc.
4.625%, 7/15/23		3,423	1,101,795
5.50%, 5/01/22		434	144,079
Diamondback Energy, Inc.
7.625%, 10/01/21		609	615,090
Energy Transfer Equity LP
5.875%, 1/15/24		2,020	1,646,300
7.50%, 10/15/20		309	285,825
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	132,000
11.00%, 3/15/20 (a)		840	294,000
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		467	233,500
7.75%, 9/01/22		449	228,990
9.375%, 5/01/20		2,016	1,285,200
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,976	2,380,800
Golden Energy Offshore Services AS
8.41%, 5/28/17 (d)(h)	NOK	9,162	414,030
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20	U.S.$	1,317	1,303,830
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	1,083,300
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22		255	142,800
Jupiter Resources, Inc.
8.50%, 10/01/22 (a)		2,580	1,032,000
Laredo Petroleum, Inc.
7.375%, 5/01/22		1,333	1,226,360
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		2,024	425,040
8.00%, 12/01/20		711	149,310
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		766	126,390
8.625%, 4/15/20		802	137,343
Memorial Resource Development Corp.
5.875%, 7/01/22		2,634	2,304,750

Company	Principal Amount (000)	U.S. $ Value
Newfield Exploration Co.
5.625%, 7/01/24	646	550,715
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)	844	607,680
Northern Oil and Gas, Inc.
8.00%, 6/01/20	819	544,635
Oasis Petroleum, Inc.
6.875%, 3/15/22	2,025	1,296,000
Offshore Group Investment Ltd.
7.125%, 4/01/23 (c)(e)	1,283	283,864
7.50%, 11/01/19 (c)(e)	2,176	478,720
10.00%, 12/31/20 (d)	195	188,939
Pacific Drilling SA
5.375%, 6/01/20 (a)	2,442	1,013,430
Paragon Offshore PLC
6.75%, 7/15/22 (a)	933	130,620
7.25%, 8/15/24 (a)	3,719	520,660
PHI, Inc.
5.25%, 3/15/19	1,567	1,253,600
Precision Drilling Corp.
6.50%, 12/15/21	738	568,260
QEP Resources, Inc.
5.25%, 5/01/23	1,248	886,080
5.375%, 10/01/22	391	281,520
6.875%, 3/01/21	1,225	1,004,500
Sabine Pass Liquefaction LLC
5.625%, 3/01/25 (a)	1,080	913,950
5.75%, 5/15/24	1,528	1,329,360
6.25%, 3/15/22	675	624,375
Sabine Pass LNG LP
6.50%, 11/01/20	757	734,290
Sanchez Energy Corp.
6.125%, 1/15/23	851	459,540
SandRidge Energy, Inc.
7.50%, 2/15/23	865	94,069
Seitel, Inc.
9.50%, 4/15/19	597	388,050
Seven Generations Energy Ltd.
6.75%, 5/01/23 (a)	440	369,600
8.25%, 5/15/20 (a)	1,960	1,764,000
SM Energy Co.
5.625%, 6/01/25	638	421,080
6.125%, 11/15/22	475	349,125
6.50%, 1/01/23	474	348,390
Southern Star Central Corp.
5.125%, 7/15/22 (a)	1,200	990,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.75%, 3/15/24 (a)	1,845	1,572,862
6.875%, 2/01/21	960	868,800
Tervita Corp.
8.00%, 11/15/18 (a)	2,086	1,293,320
9.75%, 11/01/19 (a)	1,039	238,970
10.875%, 2/15/18 (a)	2,477	569,710

Company		Principal Amount (000)	U.S. $ Value
Transocean, Inc.
6.80%, 3/15/38		1,700	915,875
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		2,947	898,835
Whiting Petroleum Corp.
1.25%, 4/01/20 (a)(j)		542	368,560
5.75%, 3/15/21		1,146	835,434
6.25%, 4/01/23 (b)		2,020	1,454,400
WPX Energy, Inc.
5.25%, 9/15/24		204	134,640
8.25%, 8/01/23		590	472,000

			54,292,303

Other Industrial - 1.1%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		315	263,813
9.00%, 10/15/18 (a)	EUR	633	560,683
B456 Systems, Inc.
3.75%, 4/15/16 (f)(k)	U.S.$	955	38,200
Belden, Inc.
5.25%, 7/15/24 (a)		793	729,560
Briggs & Stratton Corp.
6.875%, 12/15/20		398	431,830
General Cable Corp.
4.50%, 11/15/29 (j)		1,158	709,999
5.75%, 10/01/22 (l)		1,460	1,124,200
Laureate Education, Inc.
10.00%, 9/01/19 (a)		3,189	1,977,180
Liberty Tire Recycling LLC
11.00%, 3/31/21 (d)(g)(i)		1,311	616,484
Modular Space Corp.
10.25%, 1/31/19 (a)		1,068	427,200
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		1,358	1,079,610
13.00% (7.00% Cash and 6.00% PIK), 3/15/18 (i)		1,364	1,391,606
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		2,063	2,057,843

			11,408,208

Services - 0.4%
Cerved Group SpA
8.00%, 1/15/21 (a)	EUR	401	461,934
Geo Debt Finance SCA
7.50%, 8/01/18 (a)(b)		416	423,471
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	1,175	1,216,125
Service Corp. International/US
7.50%, 4/01/27		1,500	1,740,000

			3,841,530

Company	Principal Amount (000)	U.S. $ Value
Technology - 2.6%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (a)	601	637,060
Amkor Technology, Inc.
6.375%, 10/01/22 (b)	2,681	2,607,272
Avaya, Inc.
7.00%, 4/01/19 (a)	1,504	1,112,960
10.50%, 3/01/21 (a)	3,362	1,143,080
Blackboard, Inc.
7.75%, 11/15/19 (a)	544	470,560
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)	1,622	1,078,630
BMC Software, Inc.
7.25%, 6/01/18	66	54,450
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23	740	751,100
5.50%, 12/01/24	816	854,760
6.00%, 8/15/22	876	924,180
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)	1,165	914,525
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)	411	176,730
CPI International, Inc.
8.75%, 2/15/18	1,768	1,743,690
Dell, Inc.
6.50%, 4/15/38	1,345	1,102,900
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)	773	726,620
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (a)	1,702	1,644,557
First Data Corp.
6.75%, 11/01/20 (a)	273	287,674
7.00%, 12/01/23 (a)	1,930	1,930,000
Goodman Networks, Inc.
12.125%, 7/01/18	2,020	545,400
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(i)	1,126	813,535
Infor US, Inc.
6.50%, 5/15/22 (a)	2,653	2,241,785
Micron Technology, Inc.
5.25%, 8/01/23 (a)	487	437,082
5.50%, 2/01/25	1,867	1,624,290
MSCI, Inc.
5.25%, 11/15/24 (a)	232	235,480
5.75%, 8/15/25 (a)	588	602,700
NXP BV/NXP Funding LLC
5.75%, 3/15/23 (a)	924	954,030
Open Text Corp.
5.625%, 1/15/23 (a)	477	472,230
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)	342	338,153
5.375%, 4/15/23 (a)	720	716,400
Syniverse Holdings, Inc.
9.125%, 1/15/19	813	367,883

		27,509,716

Company		Principal Amount (000)	U.S. $ Value
Transportation-Airlines - 0.5%
Air Canada
6.75%, 10/01/19 (a)		1,300	1,349,563
8.75%, 4/01/20 (a)		2,074	2,219,180
Northwest Airlines Pass-Through Trust Series 2000-1, Class G
7.15%, 10/01/19		417	435,036
UAL Pass-Through Trust Series 2007-1A
6.636%, 7/02/22		1,297	1,375,293

			5,379,072

Transportation - Services - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		297	297,742
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	530	593,257
CEVA Group PLC
9.00%, 9/01/21 (a)	U.S.$	883	671,080
Con-way, Inc.
6.70%, 5/01/34		1,371	803,039
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	836	938,413
Europcar Groupe SA
5.75%, 6/15/22 (a)		670	755,427
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	U.S.$	502	507,020
Hertz Corp. (The)
5.875%, 10/15/20 (b)		2,191	2,259,469
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		220	217,800
XPO Logistics, Inc.
6.50%, 6/15/22 (a)		206	190,550

			7,233,797

			459,362,941

Financial Institutions - 7.2%
Banking - 4.7%
ABN AMRO Bank NV
4.31%, 3/10/16 (m)	EUR	2,295	2,497,832
Ally Financial, Inc.
8.00%, 11/01/31 (b)	U.S.$	1,151	1,352,425
Baggot Securities Ltd.
10.24%, 1/04/16 (a)(m)	EUR	495	537,941
Banco Bilbao Vizcaya Argentaria SA
6.75%, 2/18/20 (a)(m)		800	848,752

Company		Principal Amount (000)	U.S. $ Value
Banco Santander SA
6.25%, 3/12/19 (a)(m)		1,600	1,643,166
Bank of America Corp.
Series AA
6.10%, 3/17/25 (m)	U.S.$	3,319	3,338,350
Series X
6.25%, 9/05/24 (m)		98	98,245
Series Z
6.50%, 10/23/24 (m)		1,402	1,477,358
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	349	394,107
10.00%, 2/12/20 (b)		1,130	1,530,466
Barclays Bank PLC
6.86%, 6/15/32 (a)(m)	U.S.$	166	189,240
7.625%, 11/21/22		1,479	1,684,211
7.70%, 4/25/18 (a)(m)		974	1,051,060
7.75%, 4/10/23		1,437	1,533,998
Barclays PLC
8.00%, 12/15/20 (m)	EUR	263	310,010
BBVA International Preferred SAU
1.519%, 3/22/16 (h)(m)		609	641,976
4.952%, 9/20/16 (a)(b)(m)		1,650	1,776,766
Citigroup, Inc.
5.95%, 1/30/23 (m)	U.S.$	588	575,358
Commerzbank AG
8.125%, 9/19/23 (a)		1,052	1,207,391
Credit Agricole SA
6.625%, 9/23/19 (a)(m)		843	828,669
7.589%, 1/30/20 (m)	GBP	1,000	1,599,507
7.875%, 1/23/24 (a)(m)	U.S.$	549	559,431
Credit Suisse Group AG
7.50%, 12/11/23 (a)(m)		3,647	3,820,232
Danske Bank A/S
5.684%, 2/15/17 (m)	GBP	720	1,075,912
HBOS Capital Funding LP
4.939%, 5/23/16 (m)	EUR	418	458,804
HT1 Funding GmbH
6.352%, 6/30/17 (m)		1,550	1,691,200
ING Groep NV
6.00%, 4/16/20 (m)	U.S.$	688	687,140
6.50%, 4/16/25 (m)		1,143	1,117,283
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(m)		1,860	1,934,400
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(m)		235	263,200
6.657%, 5/21/37 (a)(m)		98	109,760
7.50%, 6/27/24 (m)		2,950	3,141,750
RBS Capital Trust C
4.243%, 4/12/16 (m)	EUR	1,250	1,330,421
Societe Generale SA
8.00%, 9/29/25 (a)(m)	U.S.$	4,046	4,114,924

Company		Principal Amount (000)	U.S. $ Value
UBS Group AG
7.00%, 2/19/25 (a)(m)		2,065	2,183,737
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,422,732
Zions Bancorporation
5.65%, 11/15/23	U.S.$	508	514,452
5.80%, 6/15/23 (m)		310	296,825

			49,839,031

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (f)		1,690	126,750

Finance - 1.4%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(i)		1,557	132,363
Creditcorp
12.00%, 7/15/18 (a)		1,300	832,000
Enova International, Inc.
9.75%, 6/01/21		2,216	1,595,520
ILFC E-Capital Trust II
4.74%, 12/21/65 (a)(h)		2,000	1,840,000
International Lease Finance Corp.
8.25%, 12/15/20		2,170	2,566,025
8.75%, 3/15/17		282	300,330
8.875%, 9/01/17		280	304,850
Navient Corp.
5.50%, 1/15/19		2,496	2,333,760
5.875%, 10/25/24		191	152,800
6.125%, 3/25/24		250	203,750
7.25%, 1/25/22		377	352,495
8.00%, 3/25/20		233	230,204
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)		996	1,010,940
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		3,646	2,716,270

			14,571,307

Insurance - 0.6%
Genworth Holdings, Inc.
6.15%, 11/15/66		750	202,500
7.625%, 9/24/21		1,216	1,009,827
HUB International Ltd.
7.875%, 10/01/21 (a)		1,300	1,170,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,250	1,425,000
USI, Inc./NY
7.75%, 1/15/21 (a)		1,646	1,580,160
Wayne Merger Sub LLC
8.25%, 8/01/23 (a)		1,685	1,583,900

			6,971,387

Company		Principal Amount (000)	U.S. $ Value
Other Finance - 0.5%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		850	306,000
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		962	404,040
iPayment, Inc.
9.50%, 12/15/19 (a)		56	57,831
Series AI
9.50%, 12/15/19		2,259	2,343,628
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)(b)		1,166	594,660
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		1,711	889,720

			4,595,879

			76,104,354

Utility - 1.6%
Electric - 1.6%
AES Corp./VA
4.875%, 5/15/23		1,840	1,610,000
7.375%, 7/01/21		634	646,680
Calpine Corp.
5.50%, 2/01/24		985	869,263
5.75%, 1/15/25		3,192	2,816,940
7.875%, 1/15/23 (a)		380	404,700
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)		1,703	1,617,850
DPL, Inc.
6.75%, 10/01/19		465	465,000
Dynegy, Inc.
7.375%, 11/01/22		1,355	1,178,850
7.625%, 11/01/24		2,395	2,047,246
FirstEnergy Corp.
Series C
7.375%, 11/15/31		857	1,043,811
GenOn Energy, Inc.
9.50%, 10/15/18		1,450	1,171,354
NRG Energy, Inc.
6.25%, 7/15/22		319	271,788
NRG Yield Operating LLC
5.375%, 8/15/24		843	698,636
Talen Energy Supply LLC
4.60%, 12/15/21		1,475	906,668
Texas Competitive/TCEH
11.50%, 10/01/20 (n)		626	208,145
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	1,311	1,463,909

			17,420,840

Total Corporates - Non-Investment Grade (cost $633,201,402)			552,888,135

Company		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 10.8%
Brazil - 2.5%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,400	825,516
Series F
10.00%, 1/01/17-1/01/25		105,620	24,094,131
Series NTNB
6.00%, 5/15/45		2,100	1,235,305

			26,154,952

Colombia - 0.3%
Colombian TES
Series B
10.00%, 7/24/24	COP	8,000,000	2,779,348

South Africa - 0.4%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	678,563
Series R207
7.25%, 1/15/20		60,872	3,689,201
Series R208
6.75%, 3/31/21		490	28,363

			4,396,127

United States - 7.6%
U.S. Treasury Bonds
2.75%, 11/15/42 (b)	U.S.$	3,000	2,860,431
3.125%, 2/15/42 (b)		4,000	4,130,156
4.50%, 2/15/36 (o)		2,400	3,075,749
5.00%, 5/15/37 (o)(p)		3,500	4,796,505
5.25%, 2/15/29		5,750	7,532,949
6.125%, 11/15/27		2,200	3,045,539
8.125%, 5/15/21 (b)		26,250	34,606,924
U.S. Treasury Notes
1.25%, 1/31/20 (b)		12,500	12,307,612
2.25%, 11/15/25		8,500	8,481,070

			80,836,935

Total Governments - Treasuries (cost $132,163,990)			114,167,362

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%
GSE Risk Share Floating Rate - 5.0%
Bellemeade Re Ltd.
Series 2015-1A, Class M2
4.722%, 7/25/25 (a)(h)		1,220	1,192,550
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.572%, 7/25/23 (h)		2,350	2,692,460
Series 2013-DN2, Class M2
4.672%, 11/25/23 (h)		1,925	1,906,987
Series 2014-DN1, Class M3

Company	Principal Amount (000)	U.S. $ Value
4.922%, 2/25/24 (h)	1,939	1,906,697
Series 2014-DN2, Class M3
4.022%, 4/25/24 (h)	514	475,530
Series 2014-DN4, Class M3
4.972%, 10/25/24 (h)	500	496,020
Series 2014-HQ1, Class M3
4.522%, 8/25/24 (h)	1,686	1,609,753
Series 2014-HQ2, Class M3
4.172%, 9/25/24 (h)	3,710	3,432,849
Series 2014-HQ3, Class M3
5.172%, 10/25/24 (h)	5,055	5,043,944
Series 2015-DNA1, Class B
9.622%, 10/25/27 (h)	600	668,199
Series 2015-DNA1, Class M3
3.722%, 10/25/27 (h)	480	454,996
Series 2015-DNA2, Class B
7.972%, 12/25/27 (h)	965	900,907
Series 2015-DNA3, Class B
9.772%, 4/25/28 (h)	232	226,622
Series 2015-DNA3, Class M3
5.122%, 4/25/28 (h)	684	673,028
Series 2015-HQ1, Class M3
4.222%, 3/25/25 (h)	530	507,411
Series 2015-HQA1, Class B
9.222%, 3/25/28 (h)	1,015	910,440
Series 2015-HQA1, Class M3
5.122%, 3/25/28 (h)	1,205	1,173,100
Series 2015-HQA2, Class M3
5.222%, 5/25/28 (h)	490	479,740
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.672%, 10/25/23 (h)	1,451	1,503,707
Series 2014-C01, Class M2
4.822%, 1/25/24 (h)	3,991	3,990,048
Series 2014-C02, Class 1M2
3.022%, 5/25/24 (h)	490	427,611
Series 2014-C03, Class 1M2
3.422%, 7/25/24 (h)	1,147	1,039,753
Series 2014-C04, Class 1M2
5.322%, 11/25/24 (h)	3,900	3,888,798
Series 2014-C04, Class 2M2
5.422%, 11/25/24 (h)	672	674,081
Series 2015-C01, Class 1M2
4.722%, 2/25/25 (h)	2,785	2,686,140
Series 2015-C01, Class 2M2
4.972%, 2/25/25 (h)	3,000	3,018,686
Series 2015-C02, Class 2M2
4.422%, 5/25/25 (h)	2,095	1,983,556
Series 2015-C03, Class 1M2
5.422%, 7/25/25 (h)	2,202	2,170,260
Series 2015-C03, Class 2M2

Company	Principal Amount (000)	U.S. $ Value
5.422%, 7/25/25 (h)	2,748	2,712,603
Series 2015-C04, Class 1M2
6.122%, 4/25/28 (h)	1,161	1,172,623
Series 2015-C04, Class 2M2
5.972%, 4/25/28 (h)	1,298	1,304,639
JPMorgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
5.922%, 10/25/25 (a)(h)	1,435	1,417,479
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
5.697%, 11/25/25 (a)(h)	621	621,885

		53,363,102

Non-Agency Fixed Rate - 3.5%
BCAP LLC Trust
Series 2009-RR13, Class 17A3
6.026%, 4/26/37 (a)	520	432,082
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.802%, 5/25/47	435	392,460
Series 2007-4, Class 22A1
4.718%, 6/25/47	1,469	1,306,035
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)	809	645,705
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37	820	603,134
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35	2,376	2,208,328
Series 2006-AR3, Class 1A2A
5.136%, 6/25/36	1,465	1,391,180
Series 2007-AR4, Class 1A1A
5.348%, 3/25/37	350	314,920
Series 2010-3, Class 2A2
7.063%, 8/25/37 (a)	479	415,097
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37	1,621	1,409,913
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36	1,306	1,165,371
Series 2006-41CB, Class 2A13
5.75%, 1/25/37	1,120	1,001,913
Series 2006-42, Class 1A6
6.00%, 1/25/47	982	884,048
Series 2006-HY12, Class A5
3.543%, 8/25/36	2,474	2,276,754
Series 2006-J1, Class 1A10
5.50%, 2/25/36	2,083	1,872,298
Series 2006-J5, Class 1A1
6.50%, 9/25/36	1,304	1,169,253
Series 2007-13, Class A2

Company	Principal Amount (000)	U.S. $ Value
6.00%, 6/25/47	1,568	1,268,751
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-4, Class 1A39
6.00%, 5/25/37	684	612,950
Series 2007-HY4, Class 1A1
2.718%, 9/25/47	484	433,806
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)	113	84,392
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (a)	44	41,180
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)	623	611,756
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36	851	737,873
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.243%, 9/25/36	986	805,863
Series 2006-FA1, Class 1A3
5.75%, 4/25/36	933	738,433
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
2.582%, 9/25/35	1,034	858,607
Series 2006-AR37, Class 2A1
4.303%, 2/25/37	705	562,223
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35	559	507,330
Series 2007-12, Class 3A22
6.00%, 8/25/37	153	137,468
Residential Accredit Loans, Inc., Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35	840	767,146
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36	296	242,489
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
2.743%, 9/25/35	1,099	1,017,218
Series 2006-9, Class 4A1
5.107%, 10/25/36	857	742,107
Washington Mutual Alternative Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A3
4.53%, 9/25/36	1,913	1,029,675
Series 2006-7, Class A4
4.53%, 9/25/36	2,013	1,083,359
Series 2006-9, Class A4
5.005%, 10/25/36	1,990	1,077,273
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY3, Class 4A1
2.42%, 3/25/37	1,906	1,791,687
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37	1,779	1,629,351

Company	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.767%, 12/28/37	2,360		2,170,035
Series 2007-AR8, Class A1
2.809%, 11/25/37	929		817,822

			37,257,285

Non-Agency Floating Rate - 1.6%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-8, Class 2A2
4.378%, 9/25/35 (h)(q)	927		75,630
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
1.022%, 4/25/37 (h)	3,625		1,768,665
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
1.022%, 8/25/37 (h)	1,050		798,938
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.672%, 4/25/37 (h)	564		294,016
Series 2007-FA2, Class 1A5
0.722%, 4/25/37 (h)	639		335,328
Series 2007-FA2, Class 1A6
5.128%, 4/25/37 (h)(q)	191		40,781
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.622%, 7/19/47 (h)	0	**	0	^
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.756%, 7/25/37 (h)(q)	678		185,854
Residential Accredit Loans, Inc., Trust
Series 2006-QS18, Class 2A2
6.128%, 12/25/36 (h)(q)	6,451		1,434,858
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.757%, 8/25/47 (h)	2,125		1,755,948
Wachovia Mortgage Loan Trust Series
Series 2006-ALT1, Class A1
0.502%, 1/25/37 (h)	0	**	0	^
Series 2006-ALT1, Class A2
0.602%, 1/25/37 (h)	15,101		10,150,767

			16,840,785

Total Collateralized Mortgage Obligations (cost $109,095,958)			107,461,172

CORPORATES - INVESTMENT GRADE - 8.3%
Industrial - 4.4%
Basic - 1.5%
Braskem Finance Ltd.
6.45%, 2/03/24	2,254		1,938,440
7.00%, 5/07/20 (a)	191		190,045

Company		Principal Amount (000)	U.S. $ Value
CF Industries, Inc.
7.125%, 5/01/20		900	1,015,573
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		867	559,215
6.75%, 2/01/22		1,197	736,155
Freeport-McMoRan, Inc.
5.45%, 3/15/43		348	180,960
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,401
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		272	197,200
Glencore Funding LLC
2.125%, 4/16/18 (a)		104	92,419
GTL Trade Finance, Inc.
5.893%, 4/29/24 (a)		2,863	2,032,730
7.25%, 4/16/44 (a)		234	150,930
MeadWestvaco Corp.
7.95%, 2/15/31		1,000	1,233,875
Minsur SA
6.25%, 2/07/24 (a)		891	820,517
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,084,814
Vale Overseas Ltd.
6.875%, 11/21/36		2,806	1,961,506
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,130,070

			16,325,850

Capital Goods - 0.5%
GE Capital Trust III
6.50%, 9/15/67 (a)	GBP	700	1,061,356
General Electric Co.
Series A
4.00%, 6/15/22 (m)	U.S.$	740	740,000
Series B
4.10%, 12/15/22 (m)		941	938,648
Lafarge SA
7.125%, 7/15/36		800	917,566
Odebrecht Finance Ltd.
8.25%, 4/25/18 (a)	BRL	1,332	191,067
Owens Corning
7.00%, 12/01/36 (h)	U.S.$	1,340	1,468,999

			5,317,636

Communications - Media - 0.6%
CCO Safari II LLC
4.908%, 7/23/25 (a)		1,195	1,193,837
6.484%, 10/23/45 (a)		1,755	1,757,877
Myriad International Holdings BV
6.00%, 7/18/20 (a)		1,519	1,611,062
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(m)		1,401	1,485,060

Company	Principal Amount (000)	U.S. $ Value
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)	286	301,730

		6,349,566

Communications - Telecommunications - 0.3%
Embarq Corp.
7.995%, 6/01/36	932	959,960
Qwest Corp.
6.50%, 6/01/17	610	638,347
6.875%, 9/15/33	1,335	1,281,060

		2,879,367

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)	215	223,600
Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)	428	392,690
Forest Laboratories LLC
5.00%, 12/15/21 (a)	803	872,543

		1,265,233

Energy - 0.6%
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66	1,208	1,081,160
Kinder Morgan, Inc./DE
5.55%, 6/01/45	402	313,813
Series G
7.75%, 1/15/32	328	311,244
7.80%, 8/01/31 (b)	1,066	1,000,200
Noble Energy, Inc.
5.875%, 6/01/24	2,489	2,381,687
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	546	472,366
5.50%, 4/15/23	1,193	1,072,710

		6,633,180

Other Industrial - 0.2%
Fresnillo PLC
5.50%, 11/13/23 (a)	2,181	2,191,905

Technology - 0.4%
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)	747	763,807
6.00%, 1/15/22 (a)	776	812,860
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	2,350	2,230,954

		3,807,621

Company	Principal Amount (000)	U.S. $ Value
Transportation-Airlines - 0.2%
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19	912	974,080
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22	748	862,103

		1,836,183

		46,830,141

Financial Institutions - 3.4%
Banking - 1.1%
BNP Paribas SA
7.375%, 8/19/25 (a)(m)	2,800	2,873,500
BPCE SA
5.70%, 10/22/23 (a)	208	218,389
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)	1,337	1,412,994
JPMorgan Chase & Co. Series Q
5.15%, 5/01/23 (m)	1,357	1,282,365
Series R
6.00%, 8/01/23 (m)	527	526,264
Series S
6.75%, 2/01/24 (m)	460	497,950
Series V
5.00%, 7/01/19 (m)	353	335,350
Nordea Bank AB
6.125%, 9/23/24 (a)(m)	1,226	1,197,128
Regions Bank/Birmingham AL
6.45%, 6/26/37	1,500	1,745,551
Standard Chartered PLC
5.20%, 1/26/24 (a)(b)	1,301	1,337,605
Wells Fargo & Co. Series S
5.90%, 6/15/24 (m)	435	436,631

		11,863,727

Brokerage - 0.2%
E*TRADE Financial Corp.
5.375%, 11/15/22	810	848,475
GFI Group, Inc.
8.625%, 7/19/18 (l)	991	1,072,757

		1,921,232

Insurance - 1.6%
American International Group, Inc.
6.82%, 11/15/37	1,425	1,702,480
Aon Corp.
8.205%, 1/01/27	690	861,638
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)	656	472,320

Company	Principal Amount (000)	U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	604	725,413
MetLife, Inc.
10.75%, 8/01/39	2,350	3,680,687
Series C
5.25%, 6/15/20 (m)	182	185,185
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)	475	690,013
Swiss Re Capital I LP 6.854%, 5/25/16 (a)(m)	2,809	2,838,214
Transatlantic Holdings, Inc.
8.00%, 11/30/39	1,261	1,620,091
XLIT Ltd.
5.50%, 3/31/45	630	588,591
Series E
6.50%, 4/15/17 (m)	2,309	1,676,911
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	1,240	1,264,800

		16,306,343

REITS - 0.5%
DDR Corp.
7.875%, 9/01/20	746	892,846
EPR Properties
5.75%, 8/15/22	915	960,624
7.75%, 7/15/20	1,722	2,001,918
Senior Housing Properties Trust
6.75%, 12/15/21	1,350	1,519,536

		5,374,924

		35,466,226

Utility - 0.5%
Electric - 0.4%
EDP Finance BV
4.90%, 10/01/19 (a)	148	152,411
6.00%, 2/02/18 (a)	2,055	2,161,235
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	2,405	1,857,863

		4,171,509

Natural Gas - 0.1%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)	1,235	1,269,527

		5,441,036

Total Corporates - Investment Grade (cost $84,652,681)		87,737,403

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
Non-Agency Fixed Rate CMBS - 3.7%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.558%, 6/10/49	1,973	1,998,693

Company	Principal Amount (000)	U.S. $ Value
Series 2007-5, Class AM
5.772%, 2/10/51	2,877	2,993,007
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.588%, 6/24/50 (d)(g)	3,500	3,658,550
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.861%, 4/10/46 (q)	2,288	161,685
Series 2013-GC17, Class D
5.105%, 11/10/46 (a)	902	807,601
Series 2014-GC23, Class D
4.507%, 7/10/47 (a)	856	711,187
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.113%, 10/15/45 (q)	9,424	871,084
Series 2013-LC6, Class D
4.286%, 1/10/46 (a)	3,916	3,527,966
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.08%, 5/15/45 (q)	2,243	195,468
Series 2012-CR5, Class XA
1.837%, 12/10/45 (q)	2,406	187,655
Series 2012-LC4, Class XA
2.396%, 12/10/44 (a)(q)	6,470	621,509
Series 2014-CR15, Class XA
1.324%, 2/10/47 (q)	2,564	149,330
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)	1,500	1,318,299
Series 2014-UBS5, Class D
3.495%, 9/10/47 (a)	669	484,886
Csail Commercial Mortgage Trust
Series 2015-C2, Class D
4.213%, 6/15/57	2,721	2,104,999
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class XA
2.329%, 11/10/45 (q)	1,903	183,162
Series 2013-GC10, Class XA
1.62%, 2/10/46 (q)	973	80,885
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.635%, 4/10/38	1,484	1,482,477
Series 2011-GC5, Class C
5.308%, 8/10/44 (a)	3,152	3,387,711
Series 2012-GC6, Class D
5.631%, 1/10/45 (a)	1,765	1,737,662
Series 2012-GCJ7, Class XA
2.519%, 5/10/45 (q)	6,913	618,752
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.669%, 11/15/48	825	726,996

Company	Principal Amount (000)	U.S. $ Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class D
4.572%, 7/15/47 (a)	2,737	2,159,875
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40	1,254	1,283,130
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
2.08%, 11/15/45 (a)(q)	11,337	859,766
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.816%, 12/10/45 (a)(q)	959	82,318
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46	400	420,102
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class D
4.366%, 4/15/50 (a)	3,000	2,401,814
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.265%, 6/15/44 (a)(r)	1,022	1,049,287
Series 2012-C7, Class XA
1.524%, 6/15/45 (a)(q)	1,520	109,602
Series 2014-C25, Class D
3.803%, 11/15/47 (a)	3,500	2,676,861

		39,052,319

Non-Agency Floating Rate CMBS - 0.2%
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D
4.029%, 5/15/48 (a)(r)	490	384,987
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class XA
1.349%, 11/15/43 (a)(q)(r)	1,932	100,060
Series 2015-SG1, Class D
4.471%, 12/15/47 (r)	2,500	2,025,494

		2,510,541

Total Commercial Mortgage-Backed Securities (cost $40,731,118)		41,562,860

EMERGING MARKETS - SOVEREIGNS - 3.8%
Angola - 0.1%
Angolan Government International Bond
9.50%, 11/12/25 (a)(b)	756	699,300

Brazil - 0.1%
Brazilian Government International Bond
4.25%, 1/07/25	276	223,560
4.875%, 1/22/21	510	471,750

		695,310

Company	Principal Amount (000)	U.S. $ Value
Dominican Republic - 0.8%
Dominican Republic International Bond
7.45%, 4/30/44 (a)	1,283	1,292,622
8.625%, 4/20/27 (a)	5,719	6,634,040

		7,926,662

El Salvador - 0.6%
El Salvador Government International Bond
7.625%, 9/21/34 (a)	762	742,950
7.65%, 6/15/35 (a)	6,996	5,964,090

		6,707,040

Ghana - 0.3%
Republic of Ghana
7.875%, 8/07/23 (a)	222	175,056
10.75%, 10/14/30 (a)	3,190	3,277,725

		3,452,781

Ivory Coast - 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)	7,583	6,740,832
6.375%, 3/03/28 (a)	1,269	1,154,892

		7,895,724

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25	506	536,992
7.875%, 7/28/45	1,240	1,205,900

		1,742,892

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)	702	661,635

Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 1/27/23 (a)	796	771,053
Series E
6.10%, 10/04/22 (a)	665	650,703

		1,421,756

Pakistan - 0.2%
Pakistan Government International Bond
7.25%, 4/15/19 (a)	1,498	1,535,368

Serbia - 0.0%
Republic of Serbia
6.75%, 11/01/24 (a)	345	350,838

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)	799	782,867

Company	Principal Amount (000)	U.S. $ Value
6.125%, 6/03/25 (a)	350	310,625

		1,093,492

Venezuela - 0.4%
Venezuela Government International Bond
9.00%, 5/07/23 (a)	824	327,341
9.25%, 9/15/27	8,383	3,437,030
9.25%, 5/07/28 (a)	300	117,000
11.75%, 10/21/26 (a)	486	216,270
11.95%, 8/05/31 (a)	355	157,132

		4,254,773

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (a)	1,846	1,463,693

Total Emerging Markets - Sovereigns
(cost $41,624,055)		39,901,264

BANK LOANS - 3.2%
Industrial - 3.0%
Basic - 0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25%, 6/30/19 (h)	2,569	1,898,296
Magnetation LLC
12.00%, 3/07/16 (g)(k)	3,254	2,196,174

		4,094,470

Capital Goods - 0.1%
Serta Simmons Holdings, LLC
4.25%, 10/01/19 (h)	1,240	1,229,256

Communications - Media - 0.1%
TWCC Holding Corp.
7.00%, 6/26/20 (h)	1,050	1,045,737

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
6.50%, 8/07/20 (h)	875	767,086

Consumer Cyclical - Entertainment - 0.5%
Clubcorp Club Operations, Inc.
4.25%, 12/15/22 (h)	2,582	2,566,381
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/17/21 (h)	513	507,954
NCL Corporation Ltd. (aka Norwegian Cruise Lines)
4.00%, 11/19/21 (h)	250	249,104
Station Casinos LLC
4.25%, 3/02/20 (h)	1,808	1,767,994

		5,091,433

Company		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.3%
CityCenter Holdings, LLC
4.25%, 10/16/20 (h)		2,217	2,198,432
La Quinta Intermediate Holdings L.L.C.
3.75%, 4/14/21 (h)		614	597,195

			2,795,627

Consumer Cyclical - Retailers - 0.4%
Dollar Tree, Inc.
3.50%, 7/06/22 (h)		31	31,236
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (h)		1,174	1,169,971
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (h)		2,202	2,159,346
Men’s Wearhouse, Inc., (The)
5.00%, 6/18/21 (h)		488	411,294
Michaels Stores, Inc.
4.00%, 1/28/20 (h)		515	510,925
Rite Aid Corporation
5.75%, 8/21/20 (h)		500	500,250

			4,783,022

Consumer Non-Cyclical - 0.5%
Acadia Healthcare Company, Inc.
4.25%, 2/11/22 (h)		93	92,503
Concordia Healthcare Corp.
5.25%, 10/21/21 (h)		2,614	2,504,552
Grifols Worldwide Operations Limited
3.42%, 2/27/21 (h)		698	690,251
Mallinckrodt International Finance SA
3.50%, 3/19/21 (h)		1,247	1,215,672
Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L.
4.75%, 6/30/21 (h)		624	526,220

			5,029,198

Energy - 0.0%
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (h)		1,117	461,772

Other Industrial - 0.4%
Gardner Denver, Inc.
4.25%, 7/30/20 (h)		1,173	1,052,474
Laureate Education, Inc.
5.00%, 6/15/18 (h)		731	603,056
Travelport Finance (Luxembourg) S.A.r.l.
5.75%, 9/02/21 (h)		1,516	1,480,404
Unifrax Holding Co.
4.50%, 11/28/18 (h)	EUR	723	778,330

			3,914,264

Company	Principal Amount (000)	U.S. $ Value
Technology - 0.2%
Avaya Inc.
4.82%, 10/26/17 (h)	564	430,408
6.50%, 3/31/18 (h)	105	78,853
BMC Software Finance, Inc.
5.00%, 9/10/20 (h)	1,268	1,040,899
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (h)(k)	973	798,017

		2,348,177

		31,560,042

Utility - 0.2%
Electric - 0.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25%, 6/19/16 (h)	2,010	2,000,343

Financial Institutions - 0.0%
Insurance - 0.0%
Hub International Limited
4.00%, 10/02/20 (h)	489	460,077

Total Bank Loans (cost $37,505,600)		34,020,462

EMERGING MARKETS - CORPORATE BONDS - 2.3%
Industrial - 2.2%
Basic - 0.4%
Elementia SAB de CV
5.50%, 1/15/25 (a)	469	429,135
Samarco Mineracao SA
4.125%, 11/01/22 (a)	1,396	446,720
5.375%, 9/26/24 (a)	830	273,900
5.75%, 10/24/23 (a)	1,690	532,350
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)	305	316,819
Tupy Overseas SA
6.625%, 7/17/24 (a)	601	524,372
Vedanta Resources PLC
6.00%, 1/31/19 (a)	600	379,500
8.25%, 6/07/21 (a)(b)	1,812	1,051,587
9.50%, 7/18/18 (a)(b)	420	310,779

		4,265,162

Capital Goods - 0.6%
Andrade Gutierrez International SA
4.00%, 4/30/18 (a)	637	426,790
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)	3,299	3,488,693
Cemex Finance LLC
9.375%, 10/12/22 (a)	587	618,551
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)	200	190,000

Company		Principal Amount (000)	U.S. $ Value
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)		1,211	1,241,275

			5,965,309

Communications - Telecommunications - 0.2%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		986	759,220
Digicel Ltd.
6.00%, 4/15/21 (a)		750	631,875
6.75%, 3/01/23 (a)		485	404,975

			1,796,070

Consumer Cyclical - Other - 0.0%
Theta Capital Pte Ltd.
7.00%, 4/11/22 (a)		329	309,827

Consumer Cyclical - Retailers - 0.3%
Edcon Ltd.
9.50%, 3/01/18 (a)	EUR	1,151	750,979
9.50%, 3/01/18 (a)	U.S.$	420	243,600
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		2,500	2,518,750

			3,513,329

Consumer Non-Cyclical - 0.5%
Cosan Luxembourg SA
9.50%, 3/14/18 (a)	BRL	2,042	404,529
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)	U.S.$	2,187	2,143,260
Minerva Luxembourg SA
7.75%, 1/31/23 (a)		2,198	2,066,120
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(c)(i)		1,679	167,872
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		600	230,250
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(d)		4,090	107,567
10.875%, 1/13/20 (c)(d)		480	91,200
11.75%, 2/09/22 (c)(d)		1,620	42,606

			5,253,404

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		675	666,563
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		2,505	1,981,455

			2,648,018

			23,751,119

Company	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.1%
Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)	1,491	991,515

Total Emerging Markets - Corporate Bonds (cost $34,838,258)		24,742,634

	Shares
PREFERRED STOCKS - 2.2%
Financial Institutions - 2.2%
Banking - 1.0%
GMAC Capital Trust I
8.125%	98,050	2,486,548
Goldman Sachs Group, Inc. (The)
Series J
5.50%	65,775	1,702,915
Morgan Stanley
6.875%	38,650	1,072,537
State Street Corp.
Series D
5.90%	25,800	714,144
US Bancorp
Series F
6.50%	100,000	2,870,000
Wells Fargo & Co.
5.85%	6,050	158,026
Wells Fargo & Co.
6.625%	65,275	1,875,351

		10,879,521

Finance - 0.3%
RBS Capital Funding Trust V
Series E
5.90%	111,000	2,723,940

Insurance - 0.4%
Hartford Financial Services Group, Inc. (The)
7.875%	75,000	2,370,000
XLIT Ltd.
Series D
3.441% (h)	1,600	1,272,400

		3,642,400

REITS - 0.5%
Brandywine Realty Trust
Series E
6.90%	9,875	265,341
Digital Realty Trust, Inc.
6.35%	69,000	1,771,920
Hersha Hospitality Trust
Series C
6.875%	22,725	571,677
National Retail Properties, Inc.
Series E
5.70%	17,450	432,935

Company		Shares	U.S. $ Value
Public Storage
Series W
5.20%		18,400	459,816
Public Storage
Series X
5.20%		1,000	25,150
Sabra Health Care REIT, Inc.
Series A
7.125%		60,025	1,517,510
Sovereign Real Estate Investment Trust
12.00% (a)		185	234,580
Welltower, Inc.
6.50%		15,850	409,564

			5,688,493

			22,934,354

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		12,025	321,669

Total Preferred Stocks (cost $20,974,880)			23,256,023

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 1.5%
Brazil - 0.6%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(m)	U.S.$	2,000	1,310,000
Petrobras Global Finance BV
4.875%, 3/17/20		1,395	1,046,250
5.375%, 1/27/21		1,655	1,232,975
5.75%, 1/20/20		190	149,150
6.25%, 3/17/24		3,000	2,152,500
6.85%, 6/05/15		307	198,782

			6,089,657

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		1,271	907,176

Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		1,280	1,255,341

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)		650	659,588

Netherlands - 0.0%
SNS Bank NV
11.25%, 12/31/49 (f)(g)(k)	EUR	620	0	^

Company		Principal Amount (000)	U.S. $ Value
Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	1,300	944,546

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	2,300	3,433,586

United Kingdom - 0.2%
Royal Bank of Scotland Group PLC
8.00%, 8/10/25 (b)(m)	U.S.$	2,365	2,500,987

Total Governments - Sovereign Agencies (cost $19,611,410)			15,790,881

EMERGING MARKETS - TREASURIES - 1.1%
Dominican Republic - 0.6%
Dominican Republic International Bond
16.00%, 7/10/20 (d)	DOP	229,800	6,103,166

Indonesia - 0.5%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	27,844,000	2,060,274
10.00%, 7/18/17		47,971,000	3,543,886

			5,604,160

Total Emerging Markets - Treasuries (cost $15,373,175)			11,707,326

ASSET-BACKED SECURITIES - 1.1%
Home Equity Loans - Fixed Rate - 0.8%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36	U.S.$	1,018	678,261
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		895	888,885
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,705	1,496,163
Series 2006-10, Class AF3
5.985%, 6/25/36		1,385	740,352
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		1,122	1,026,045
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,390	722,480
Series 2007-8XS, Class A2
6.00%, 4/25/37		4,681	2,779,638

			8,331,824

Home Equity Loans - Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (h)		1,953	1,093,230
Series 2006-6, Class AF5

Company	Principal Amount (000)	U.S. $ Value
6.241%, 3/25/36 (h)	723	404,986
Lehman XS Trust
Series 2007-6, Class 3A5
5.058%, 5/25/37 (r)	422	533,964

		2,032,180

Other ABS - Fixed Rate - 0.1%
Atlas 2014-1 Limited
Series 2014-1
6.88%, 12/15/39	1,328	1,308,178

Total Asset-Backed Securities (cost $12,069,419)		11,672,182

GOVERNMENTS - SOVEREIGN BONDS - 1.1%
Bahrain - 0.0%
Bahrain Government International Bond
6.00%, 9/19/44 (a)	693	523,215

Croatia - 0.4%
Croatia Government International Bond
6.625%, 7/14/20 (a)	4,000	4,286,200

Turkey - 0.3%
Turkey Government International Bond
5.625%, 3/30/21	2,600	2,749,251

United Arab Emirates - 0.4%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)	3,310	3,999,903

Total Governments - Sovereign Bonds (cost $10,732,161)		11,558,569

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.0%
United States - 1.0%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	1,700	1,465,774
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	1,190	1,028,541
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	465	451,469
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	955	848,661
State of California
Series 2010
7.60%, 11/01/40	750	1,113,187
7.95%, 3/01/36	1,915	2,290,934
State of Illinois
Series 2010
7.35%, 7/01/35	1,915	2,098,917
Tobacco Settlement Financing Corp./NJ
Series 20071A

Company		Principal Amount (000)	U.S. $ Value
5.00%, 6/01/41		475	393,067
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		1,095	859,246

Total Local Governments - Municipal Bonds (cost $9,536,400)			10,549,796

WHOLE LOAN TRUSTS - 0.9%
Performing Asset - 0.9%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (g)(k)		1,401	1,400,913
16.00%, 1/01/21	MXN	20,945	1,215,295
AlphaCredit Capital, SA de CV
17.25%, 7/19/19 (g)(h)(k)		8,953	519,477
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (g)(k)	U.S.$	165	165,303
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (g)(h)(k)		259	258,958
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (g)(k)		192	191,751
Deutsche Bank Mexico SA
8.00%, 10/31/34 (g)(k)(r)	MXN	46,272	1,869,469
8.00%, 10/31/34 (g)(k)		18,713	756,053
Ede Del Este SA (DPP)
12.00%, 3/31/16 (g)(k)	U.S.$	202	203,619
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (g)(k)		96	96,565
Flexpath Wh I LLC
Series B
12.00%, 4/01/21 (g)(k)		310	301,078
Recife Funding
Zero Coupon, 11/05/29 (g)(k)		1,811	1,894,715
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20 (g)(k)		745	721,373
10.00%, 3/31/21 (g)(k)		806	805,885

Total Whole Loan Trusts (cost $11,431,594)			10,400,454

		Shares
COMMON STOCKS - 0.8%
Financials - 0.7%
Diversified Financial Services - 0.1%
iPayment, Inc.		181,272	1,142,012

Insurance - 0.6%
Mt. Logan Re Ltd. (Preference Shares) (e)(s)		5,669	6,096,570

			7,238,582

Information Technology - 0.1%
IT Services - 0.1%
Travelport Worldwide Ltd.		80,347	1,036,476

Company		Shares	U.S. $ Value
Materials - 0.0%
Metals & Mining - 0.0%
Neenah Enterprises, Inc. (f)(g)(k)		58,200	333,486

Consumer Discretionary - 0.0%
Auto Components - 0.0%
Exide Corp. (e)(g)		74,438	212,893

Leisure Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (g)(k)		3	21,576

			234,469

Industrials - 0.0%
Machinery - 0.0%
Liberty Tire Recycling LLC (g)(k)		81,827	0	^

Total Common Stocks (cost $8,381,633)			8,843,013

INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF		17,000	1,369,860
OCL Opportunities Fund II (g)(k)		11,474	1,742,322

Total Investment Companies (cost $2,835,327)			3,112,182

		Principal Amount (000)
QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)	U.S.$	699	754,920
8.00%, 8/07/19 (a)		330	369,600

			1,124,520

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)(b)		670	579,550

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (a)		2,700	992,250

Total Quasi-Sovereigns (cost $3, 404,590)			2,696,320

AGENCIES - 0.1%
Agency Subordinated - 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a) (cost $1,679,894)		1,678	1,610,880

Company		Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond
5.00%, 9/14/18 (cost $1,038,051)	UYU	25,063		$834,049

		Shares
WARRANTS - 0.1%
FairPoint Communications, Inc., expiring 1/24/18 (f)(k)		9,725		146
iPayment Holdings, Inc., expiring 12/29/22 (f)(g)(k)		586,389		586,389

Total Warrants (cost $0)				586,535

		Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
CDX-NAHY.25 RTP Barclays Bank PLC (Buy Protection) Expiration: Jan 16, Exercise Rate: 98.00% (f) (premiums paid $164,945)	U.S.$	29,990		41,662

		Shares
SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 1.9%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.30% (t)(u) (cost $20,594,767)		20,594,767		20,594,767

		Principal Amount (000)
Time Deposits - 0.8%
ANZ, London
0.076%, 1/04/16	GBP	114		168,750
0.968%, 1/04/16	AUD	29		21,268
BBH, Grand Cayman
(1.00)%, 1/04/16	CHF	12		11,886
0.005%, 1/04/16	JPY	0	**	0	^
0.05%, 1/04/16	CAD	0	**	15
0.067%, 1/04/16	NOK	518		58,537
DNB, Oslo
(0.631)%, 1/04/16	EUR	769		835,548
HSBC Bank PLC, London
5.248%, 1/04/16	ZAR	430		27,805

Company		Principal Amount (000)	U.S. $ Value
Sumitomo, Tokyo
0.09%, 1/04/16	U.S.$	7,024	7,023,871

Total Time Deposits (cost $8,164,905)			8,147,680

Total Short-Term Investments (cost $28,759,672)			28,742,447

Total Investments - 107.8% (cost $1,259,806,213)(v)			1,143,883,611
Other assets less liabilities - (7.8)%			(83,106,572)

Net Assets - 100.0%			$1,060,777,039

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	65	March 2016	$8,268,812	$8,183,906	$(84,906)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	230,886	USD	3,458	1/22/16	$(21,082)
Barclays Bank PLC	USD	13,655	INR	915,350	1/22/16	138,701
BNP Paribas SA	INR	681,611	USD	10,213	1/22/16	(58,871)
BNP Paribas SA	EUR	20,462	USD	22,288	1/27/16	38,444
BNP Paribas SA	GBP	20,061	USD	30,435	1/28/16	859,195
Brown Brothers Harriman & Co.	NOK	6,049	USD	709	1/07/16	26,072
Brown Brothers Harriman & Co.	MXN	20,505	USD	1,239	1/15/16	50,252
Brown Brothers Harriman & Co.	USD	80	MXN	1,371	1/15/16	(171)
Brown Brothers Harriman & Co.	USD	338	EUR	310	1/27/16	(1,610)
Brown Brothers Harriman & Co.	USD	1,832	HUF	531,235	1/29/16	(2,642)
Brown Brothers Harriman & Co.	USD	39,509	JPY	4,818,720	2/10/16	612,690
Citibank, NA	MXN	53,365	USD	3,170	1/15/16	75,553
Citibank, NA	ZAR	70,206	USD	4,957	1/21/16	431,056
Credit Suisse International	GBP	4,127	EUR	5,806	1/27/16	228,816
Goldman Sachs Capital Markets	TWD	77,404	USD	2,342	6/21/16	(2,281)
HSBC Bank USA	BRL	109,509	USD	28,045	1/05/16	364,715
HSBC Bank USA	USD	27,584	BRL	109,509	1/05/16	95,869
HSBC Bank USA	USD	5,299	CNY	34,705	1/21/16	15,819
HSBC Bank USA	BRL	109,509	USD	27,292	2/02/16	(107,307)
Morgan Stanley & Co., Inc.	CAD	1,210	USD	906	1/14/16	32,015
Royal Bank of Scotland PLC	BRL	109,509	USD	29,196	1/05/16	1,516,176

Royal Bank of Scotland PLC	USD	28,045	BRL	109,509	1/05/16	$(364,715)
Royal Bank of Scotland PLC	USD	5,621	TRY	16,217	1/12/16	(71,407)
Royal Bank of Scotland PLC	COP	11,356,104	USD	3,848	1/19/16	276,253
Royal Bank of Scotland PLC	EUR	62,090	USD	66,043	1/27/16	(1,471,409)
Royal Bank of Scotland PLC	TWD	367,147	USD	11,224	1/29/16	102,266
Royal Bank of Scotland PLC	AUD	787	USD	565	2/05/16	(7,492)
Standard Chartered Bank	USD	3,064	SGD	4,350	1/08/16	3,302
Standard Chartered Bank	USD	2,652	SGD	3,758	1/08/16	(1,836)
Standard Chartered Bank	USD	5,392	CNY	35,338	1/21/16	19,072
Standard Chartered Bank	IDR	77,696,932	USD	5,528	1/22/16	(65,257)
Standard Chartered Bank	TWD	619,218	USD	18,784	6/21/16	31,648
UBS AG	SGD	15,989	USD	11,374	1/08/16	98,213
UBS AG	CAD	7,536	USD	5,660	1/14/16	213,867
UBS AG	GBP	10,327	EUR	14,524	1/27/16	568,676

						$3,622,590

CALL OPTIONS WRITTEN
Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares iBoxx $ High Yield Corporate Bond ETF (w)	348	$78.00	January 2016	$70,280	$(100,572)

PUT OPTIONS WRITTEN
Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares iBoxx $ High Yield Corporate Bond ETF (w)	348	$78.00	January 2016	$65,060	$(8,004)

CREDIT DEFAULT SWAPTIONS WRITTEN
Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call - CDX NAHY-25 5 Year Index	Citibank, N.A.	Sell	98.00%	1/20/16	$2,500	$42,750	$(74,819)
Put - CDX NAHY-25 5 Year Index	Barclays Bank PLC	Sell	95.00	1/20/16	29,990	53,982	(12,196)
Put - CDX NAHY-25 5 Year Index	Citibank, N.A.	Sell	98.00	1/20/16	2,500	39,250	(3,473)

						$135,982	$(90,488)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)%	2.42%	EUR	3	$(274)	$36
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	3.40		13,170	(943,863)	156,228
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.14		$6,951	371,746	62,378
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.52		10,730	130,145	53,216
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.04		17,439	684,232	(91,533)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		11,000	145,598	45,608
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		5,383	71,250	106,369
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		4,038	53,448	79,752
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		12,240	162,011	222,776
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		2,900	38,385	7,679
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		4,866	64,407	17,745
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		3,754	49,688	10,877
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		6,460	85,505	47,454
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		5,816	76,982	65,922
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		5,816	76,982	73,664
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		5,820	77,034	87,548
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		4,023	53,249	62,812
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		4,022	53,236	69,688
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		5,814	76,955	71,980
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		4,023	53,249	58,996
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		4,022	53,236	(48,689)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		18,701	247,529	438,667
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.15	EUR	5,700	519,174	72,324
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.15		4,052	369,069	52,369
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.15		4,808	437,927	61,710

					$3,006,900	$1,785,576

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)%	1.85%	$3,739	$(150,295)	$(131,955)	$(18,340)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	9.65	3,505	180,012	(88,410)	268,422
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)	1.25	3,870	(213,669)	(190,341)	(23,328)
Citibank, NA:
Bombardier, Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	6.12	1,971	21,748	(83,318)	105,066
Bombardier, Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	6.12	1,959	21,616	(85,506)	107,122
United States Steel Corp., 6.650%, 6/01/37, 3/20/17*	(5.00)	8.71	3,643	146,777	(119,712)	266,489
Credit Suisse International:
Western Union Co., 3.650% 8/22/18, 9/20/17*	(1.00)	0.28	1,970	(24,203)	(15,057)	(9,146)
Western Union Co., 3.650%, 8/22/18, 3/20/17*	(1.00)	0.21	1,965	(19,886)	(3,058)	(16,828)
Deutsche Bank AG:
iHeart Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	52.29	420	281,505	28,795	252,710
Goldman Sachs International:
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/17*	(5.00)	1.03	3,895	(196,597)	(153,190)	(43,407)

Dell, Inc., 7.100%, 4/15/28, 3/20/17*	(1.00)%	1.20%	3,540	6,928	34,341	(27,413)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.72	3,664	(198,890)	(112,031)	(86,859)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/17*	(1.00)	0.35	3,930	(32,874)	(8,952)	(23,922)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	33.77	3,634	1,055,194	(128,704)	1,183,898
UBS AG:
J.C. Penney Company, Inc., 6.375%, 10/15/36, 6/20/16*	(5.00)	2.11	670	(10,547)	7,184	(17,731)
Sale Contracts
Barclays Bank PLC:
AK Steel Corp., 7.625%, 5/15/20, 6/20/17*	5.00	17.49	1,270	(260,183)	(46,934)	(213,249)
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	4.59	2,546	35,900	86,753	(50,853)
CCO Holdings, LLC, 7.250%, 10/30/17, 6/20/19*	5.00	0.92	828	114,438	64,522	49,916
iHeartCommunications, Inc., 6.875%, 6/15/2018, 12/20/20*	5.00	54.87	1,530	(1,199,660)	(1,203,456)	3,796
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	17.94	2,547	(739,490)	37,912	(777,402)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	18.62	1,521	(576,183)	(408,856)	(167,327)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	18.62	609	(230,701)	(163,968)	(66,733)
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	3.59	2,620	110,676	155,245	(44,569)

Citibank NA:
Advanced Micro Devices, Inc., 7.750%, 8/1/20, 3/20/19*	5.00%	11.27%		680	(107,774)	(112,541)	4,767
Bombardier Inc., 7.450%, 5/01/34, 3/20/19*	5.00	9.36		1,311	(146,099)	85,695	(231,794)
Bombardier Inc., 7.450%, 5/01/34, 3/20/19*	5.00	9.36		1,309	(145,876)	87,370	(233,246)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.33		325	29,114	10,660	18,454
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00	20.12		2,620	(891,874)	56,135	(948,009)
Credit Suisse International:
Western Union Co., 3.650% 8/22/18, 9/20/19*	1.00	0.78		1,320	9,447	(13,677)	23,124
Western Union Co., 3.650%, 8/22/18, 3/20/19*	1.00	0.63		1,309	15,670	(28,990)	44,660
Goldman Sachs Bank USA:
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	2.71		300	14,017	(18,000)	32,017
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00	0.50	EUR	1,440	106,386	(86,809)	193,195
Goldman Sachs International:
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/19*	5.00	3.00		$2,620	164,979	140,813	24,166
Dell, Inc., 7.100%, 4/15/28, 3/20/19*	1.00	2.74		2,620	(137,512)	(190,011)	52,499
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	1.82		2,620	263,081	41,774	221,307
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	18.62		580	(219,714)	(146,892)	(72,822)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/19*	1.00	1.20		2,620	(15,534)	(64,005)	48,471

Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00%	48.51%	2,620	(1,820,863)	56,135	(1,876,998)
Morgan Stanley Capital Services LLC:
AK Steel Corp.,
7.625%, 5/15/20, 3/20/16*	5.00	10.28	1,350	(12,853)	5,664	(18,517)
CMBX.NA.BBB
Series 6, 5/11/63*	3.00	3.55	10,000	(308,470)	(120,854)	(187,616)
United States Steel Corp.,
6.650%, 6/01/37, 9/20/19*	5.00	20.46	491	(182,892)	19,630	(202,522)
United States Steel Corp.,
6.650%, 6/01/37, 9/20/19*	5.00	20.46	743	(276,394)	31,374	(307,768)

				$(5,541,545)	$(2,775,225)	$(2,766,320)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International:
iBoxx $ Liquid High Yield Total Return Index	22,826	LIBOR	$4,976	3/21/16	$83,594
iBoxx $ Liquid High Yield Total Return Index	7,364	LIBOR	1,620	3/21/16	12,258
iBoxx $ Liquid High Yield Total Return Index	12,547	LIBOR	2,776	3/21/16	5,213
JPMorgan Chase Bank, NA:
iBoxx $ Liquid High Yield Total Return Index	25,353	LIBOR	5,527	3/21/16	92,888
iBoxx $ Liquid High Yield Total Return Index	25,324	LIBOR	5,527	3/21/16	86,446
Morgan Stanley Capital Services LLC:
iBoxx $ Liquid High Yield Total Return Index	22,360	LIBOR	4,813	3/21/16	143,598
iBoxx $ Liquid High Yield Total Return Index	28,728	LIBOR	6,234	3/21/16	134,918
iBoxx $ Liquid High Yield Total Return Index	26,037	LIBOR	5,749	3/21/16	22,537

					$581,452

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity		U.S. $ Value at December 31, 2015
Barclays Capital, Inc.†	987	USD	(1.75	)%*	– 0	–	$985,569
Barclays Capital, Inc.†	257	USD	(1.75	)%*	– 0	–	256,128
Barclays Capital, Inc.†	945	USD	(1.00	)%*	– 0	–	943,962

Barclays Capital, Inc.†	567	GBP	(1.00)%*	– 0	–	834,468
Barclays Capital, Inc.†	1,157	USD	(0.75)%*	– 0	–	1,155,942
Barclays Capital, Inc.†	635	USD	(0.75)%*	– 0	–	634,047
Barclays Capital, Inc.†	434	USD	(0.75)%*	– 0	–	433,579
Barclays Capital, Inc.†	571	USD	(0.63)%*	– 0	–	570,769
Barclays Capital, Inc.†	494	USD	(0.50)%*	– 0	–	493,859
Barclays Capital, Inc.†	465	USD	(0.38)%*	– 0	–	464,656
Barclays Capital, Inc.†	1,670	USD	0.00%	– 0	–	1,670,186
Barclays Capital, Inc.†	1,896	USD	0.30%	– 0	–	1,895,835
Credit Suisse Securities (USA) LLC†	390	EUR	(4.25)%*	– 0	–	420,340
Credit Suisse Securities (USA) LLC†	778	USD	(3.00)%*	– 0	–	776,953
Credit Suisse Securities (USA) LLC†	512	USD	(2.00)%*	– 0	–	509,620
Credit Suisse Securities (USA) LLC†	523	USD	(1.25)%*	– 0	–	522,744
Credit Suisse Securities (USA) LLC†	2,127	USD	(1.00)%*	– 0	–	2,125,586
Credit Suisse Securities (USA) LLC†	1,658	EUR	(1.00)%*	– 0	–	1,798,748
Credit Suisse Securities (USA) LLC†	1,121	USD	(1.00)%*	– 0	–	1,120,483
Credit Suisse Securities (USA) LLC†	1,116	USD	(1.00)%*	– 0	–	1,115,066
Credit Suisse Securities (USA) LLC†	670	EUR	(1.00)%*	– 0	–	727,576
Credit Suisse Securities (USA) LLC†	591	USD	(0.50)%*	– 0	–	591,103
Credit Suisse Securities (USA) LLC†	409	USD	(0.50)%*	– 0	–	408,895
Credit Suisse Securities (USA) LLC†	663	USD	(0.10)%*	– 0	–	663,126
Credit Suisse Securities (USA) LLC†	1,918	USD	0.00%	– 0	–	1,917,863
Credit Suisse Securities (USA) LLC†	1,449	USD	0.00%	– 0	–	1,448,761
Credit Suisse Securities (USA) LLC†	1,127	USD	0.00%	– 0	–	1,126,928
Credit Suisse Securities (USA) LLC†	1,110	USD	0.00%	– 0	–	1,110,175
Credit Suisse Securities (USA) LLC†	1,040	USD	0.00%	– 0	–	1,040,375
Credit Suisse Securities (USA) LLC†	890	USD	0.00%	– 0	–	890,294
Credit Suisse Securities (USA) LLC†	775	USD	0.00%	– 0	–	775,000
Credit Suisse Securities (USA) LLC†	2,298	USD	0.05%	– 0	–	2,298,274
Credit Suisse Securities (USA) LLC†	1,833	USD	0.10%	– 0	–	1,832,836
Credit Suisse Securities (USA) LLC†	1,189	USD	0.10%	– 0	–	1,188,796
Credit Suisse Securities (USA) LLC†	1,426	USD	0.20%	– 0	–	1,425,695
Credit Suisse Securities (USA) LLC†	2,864	USD	0.25%	– 0	–	2,864,169
Credit Suisse Securities (USA) LLC†	2,119	USD	0.25%	– 0	–	2,118,713
Credit Suisse Securities (USA) LLC†	1,025	USD	0.25%	– 0	–	1,025,000
Credit Suisse Securities (USA) LLC†	874	USD	0.25%	– 0	–	873,929
Credit Suisse Securities (USA) LLC†	1,512	USD	0.29%	– 0	–	1,512,033
Credit Suisse Securities (USA) LLC†	364	USD	1.00%	– 0	–	364,037
HSBC Securities (USA) Inc.	12,531	USD	0.40%	1/20/16		12,541,832
HSBC Securities (USA) Inc.	36,075	USD	0.43%	1/20/16		36,107,748
HSBC Securities (USA) Inc.	2,859	USD	0.45%	1/20/16		2,861,341

ING Financial Markets LLC†	214	USD	(1.25)%*	– 0	–	213,108
ING Financial Markets LLC†	900	USD	2.00%	– 0	–	900,300
RBC Capital Markets†	1,366	USD	(0.25)%*	– 0	–	1,365,348
RBC Capital Markets†	2,634	USD	0.20%	– 0	–	2,634,273
RBC Capital Markets†	1,550	USD	0.20%	– 0	–	1,549,643

						$103,105,711

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2015
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements in relation to the reverse repurchase agreements on the Statement of Assets and Liabilities is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous			Up to 30 Days		31-90 Days			Greater than 90 Days			Total
Governments - Treasuries	$	– 0	–	$51,510,921		$	– 0	–	$	– 0	–	$51,510,921
Corporates - Non-Investment Grade		45,015,958		– 0	–		– 0	–		– 0	–	45,015,958
Governments - Sovereign Agencies		2,125,586		– 0	–		– 0	–		– 0	–	2,125,586
Corporates - Investment Grade		1,845,367		– 0	–		– 0	–		– 0	–	1,845,367
Emerging Markets - Corporate Bonds		1,307,999		– 0	–		– 0	–		– 0	–	1,307,999
Emerging Markets - Sovereigns		708,777		– 0	–		– 0	–		– 0	–	708,777
Quasi-Sovereigns		591,103		– 0	–		– 0	–		– 0	–	591,103

Total		$51,594,790		$51,510,921		$	– 0	–	$	– 0	–	$103,105,711

^	Less than $0.50.
**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $413,840,878 or 39.0% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Security is in default and is non-income producing.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.09% of net assets as of December 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.588%, 6/24/50	10/06/09	$2,724,001	$3,658,550	0.34%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	6,403,592	6,103,166	0.58%
Golden Energy Offshore Services AS
8.41%, 5/28/17	5/14/14	975,355	414,030	0.04%
Liberty Tire Recycling LLC
11.00%, 3/31/21	9/23/10	1,607,570	616,484	0.06%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	2,295,760	285,700	0.03%
Offshore Group Investment Ltd.
10.00%, 12/31/20	12/16/15	188,939	188,939	0.02%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	477,418	91,200	0.01%

Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	1,408,980	62,725	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	992,873	44,842	0.00%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	838,866	42,606	0.00%

(e)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Exide Corp.	4/30/15	$141,191	$212,893		0.02%
Exide Technologies Series AI
11.00%, 4/30/20	4/30/15	4,286,928	3,783,556		0.36%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	0	0	^	0.00%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	5,669,000	6,096,570		0.57%
Offshore Group Investment Ltd.
7.50%, 11/01/19	10/16/12	2,176,000	478,720		0.05%
Offshore Group Investment Ltd.
7.125%, 4/01/23	5/23/13	1,327,912	283,864		0.03%

(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2015.
(j)	Convertible security.
(k)	Illiquid security.
(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2015.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Defaulted.
(o)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(q)	IO - Interest Only
(r)	Variable rate coupon, rate shown as of December 31, 2015.
(s)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(t)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(u)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,745,359 and gross unrealized depreciation of investments was $(155,667,961), resulting in net unrealized depreciation of $(115,922,602).
(w)	One contract relates to 100 shares.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2015, the fund’s total exposure to subprime investments was 6.08% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay

COUNTRY BREAKDOWN*

December 31, 2015 (unaudited)

67.1%	United States
4.4%	Brazil
3.5%	United Kingdom
2.0%	Canada
1.9%	France
1.6%	Mexico
1.5%	Ireland
1.4%	Dominican Republic
1.2%	Luxembourg
1.1%	Netherlands
1.0%	Switzerland
0.8%	Germany
0.8%	Italy
9.2%	Other
2.5%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Angola, Australia, Bahrain, Barbados, Belgium, Bermuda, Chile, Colombia, Croatia, Denmark, El Salvador, Ghana, Guatemala, India, Indonesia, Ivory Coast, Jamaica, Kenya, Lebanon, Macau, Morocco, New Zealand, Norway, Pakistan, Peru, Portugal, Serbia, South Africa, Spain, Sri Lanka, Sweden, Trinidad & Tobago, Turkey, United Arab Emirates, Uruguay, Venezuela and Zambia.

AB Global High Income Fund

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$540,974,798		$11,913,337	#	$552,888,135
Governments - Treasuries		– 0	–	114,167,362		– 0	–	114,167,362
Collateralized Mortgage Obligations		– 0	–	– 0	–	107,461,172	#	107,461,172
Corporates - Investment Grade		– 0	–	87,737,403		– 0	–	87,737,403
Commercial Mortgage-Backed Securities		– 0	–	4,221,276		37,341,584		41,562,860
Emerging Markets - Sovereigns		– 0	–	39,901,264		– 0	–	39,901,264
Bank Loans		– 0	–	– 0	–	34,020,462		34,020,462
Emerging Markets - Corporate Bonds		– 0	–	24,742,634		– 0	–	24,742,634
Preferred Stocks		21,749,043		1,506,980		– 0	–	23,256,023
Governments - Sovereign Agencies		– 0	–	15,790,881		– 0	– #	15,790,881
Emerging Markets - Treasuries		– 0	–	5,604,160		6,103,166		11,707,326
Asset-Backed Securities		– 0	–	– 0	–	11,672,182		11,672,182
Governments - Sovereign Bonds		– 0	–	11,558,569		– 0	–	11,558,569
Local Governments - Municipal Bonds		– 0	–	10,549,796		– 0	–	10,549,796
Whole Loan Trusts		– 0	–	– 0	–	10,400,454		10,400,454
Common Stocks		1,036,476		– 0	–	7,806,537	#	8,843,013
Investment Companies		1,369,860		– 0	–	1,742,322		3,112,182
Quasi-Sovereigns		– 0	–	2,696,320		– 0	–	2,696,320
Agencies		– 0	–	1,610,880		– 0	–	1,610,880
Inflation-Linked Securities		– 0	–	834,049		– 0	–	834,049
Warrants		146		– 0	–	586,389		586,535
Options Purchased - Puts		– 0	–	41,662		– 0	–	41,662
Short-Term Investments:
Investment Companies		20,594,767		– 0	–	– 0	–	20,594,767
Time Deposits		– 0	–	8,147,680		– 0	–	8,147,680

Total Investments in Securities		44,750,292		870,085,714		229,047,605		1,143,883,611
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts		– 0	–	5,798,670		– 0	–	5,798,670
Centrally Cleared Credit Default Swaps		– 0	–	1,925,798		– 0	–	1,925,798
Credit Default Swaps		– 0	–	2,900,079		– 0	–	2,900,079
Total Return Swaps		– 0	–	581,452		– 0	–	581,452
Liabilities
Futures		(84,906)		– 0	–	– 0	–	(84,906)
Forward Currency Exchange Contracts		– 0	–	(2,176,080)		– 0	–	(2,176,080)
Call Options Written		– 0	–	(100,572)		– 0	–	(100,572)
Put Options Written		– 0	–	(8,004)		– 0	–	(8,004)
Credit Default Swaptions Written		– 0	–	(90,488)		– 0	–	(90,488)
Centrally Cleared Credit Default Swaps		– 0	–	(140,222)		– 0	–	(140,222)
Credit Default Swaps		– 0	–	(5,666,399)		– 0	–	(5,666,399)

Total^		$44,665,386		$873,109,948		$229,047,605		$1,146,822,939

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates -Non- Investment Grade#			Collateralized Mortgage Obligations#		Commercial Mortgage-Backed Securities		Bank Loans
Balance as of 3/31/15		$9,029,484		$87,250,705		$21,624,786		$49,570,611
Accrued discounts/(premiums)		126,253		715,470		198,466		258,146
Realized gain (loss)		(1,642,441)		1,888,579		254,354		(1,081,460)
Change in unrealized appreciation/depreciation		(1,228,134)		(6,076,417)		(2,917,464)		(1,532,805)
Purchases/Payups		8,899,648		47,571,918		20,181,442		12,481,261
Sales/Paydowns		(3,271,473)		(23,889,083)		(2,000,000)		(24,171,541)
Reclassification		– 0	–	– 0	–	– 0	–	(1,503,750)
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15		$11,913,337		$107,461,172		$37,341,584		$34,020,462

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15**		$(2,439,649)		$(4,292,813)		$(2,640,088)		$(2,747,261)

	Governments - Sovereign Agencies#			Emerging Markets - Treasuries		Asset-Backed Securities		Whole Loan Trusts
Balance as of 3/31/15	$	– 0	–	$6,463,416		$9,620,238		$12,077,045
Accrued discounts/(premiums)		(27)		(22,998)		158,398		7,121
Realized gain (loss)		– 0	–	– 0	–	250,016		62,541
Change in unrealized appreciation/depreciation		27		(337,252)		(823,468)		(379,572)
Purchases/Payups		– 0	–	– 0	–	2,105,129		3,792,954
Sales/Paydowns		– 0	–	– 0	–	(1,141,881)		(5,159,635)
Reclassification		– 0	–	– 0	–	1,503,750		– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$	– 0	–	$6,103,166		$11,672,182		$10,400,454

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15**		$27		$(337,252)		$(823,468)		$(484,238)

	Common Stocks#		Investments Companies		Warrants#		Total
Balance as of 3/31/15	$6,678,614		$2,555,774		$7,672		$204,878,345
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–	1,440,829
Realized gain (loss)	(427,113)		(212,499)		3,650		(904,373)
Change in unrealized appreciation/depreciation	948,233		521,499		578,717		(11,246,636)
Purchases/Payups	141,203		– 0	–	– 0	–	95,173,555
Sales/Paydowns	– 0	–	(1,122,452)		(3,650)		(60,759,715)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	465,600		– 0	–	– 0	–	465,600
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$7,806,537		$1,742,322		$586,389		$229,047,605	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15**	$787,961		$302,811		$582,714		$(12,091,256)

#	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following represents information about significant observable inputs related to the Fund’s Level 3 investments at December 31, 2015. Securities priced (i) at net asset value, (ii) by third party vendors, or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$2,918,201	Market Approach	Clean Debt Value	51.50% – 76.0%/63.8%
			Convertible Feature Value	2.2% – 22.2%/12.2%
	$616,484	Market Approach	EBITDA* Projection	$38mm/N/A
			EBITDA* Multiples	5.5X – 7.5X/6.5X
	$0	Qualitative Assessment		$0.00/N/A
Bank Loans	$2,196,174	Market Approach	EBITDA* Projection	$28mm – $70mm/N/A
			EBITDA* Multiples	6X/N/A
			Scrap Value	$154mm/N/A
Governments—Sovereign Agencies	$0	Qualitative Assessment		$0.00/N/A

Whole Loan Trusts	$2,625,522	Projected Cash Flow	Level Yield	13.45%/N/A
	$1,894,715	Market Approach	Underlying NAV of Collateral	$104.60/N/A
	$721,373	Projected Cash Flow	Internal Rate of Return	5.90%/N/A
	$301,078	Discounted Cash Flow	Level Yield	97.03%/N/A
	$300,184	Projected Cash Flow	Internal Rate of Return	9.97%/N/A
Common Stocks	$333,486	Market Approach	EBITDA* Projection	$47.2mm/N/A
	$212,893	Option Pricing Model	Enterprise Value	$519mm – $603mm/N/A
			Exercise Price	$730mm – $830mm/N/A
			Years to Expiration	2.5yr – 4.5yr/N/A
			EV Volatility %	22.6% – 26.5%/N/A
			Risk Free Rate	1.09% – 1.55%/N/A
	$21,576	Market Approach	EBITDA* Projection	$385mm/N/A
			EBITDA* Multiples	12.5X/N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2016